Earnings (loss) per share data (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Earnings per share [Table Text Block]
	Year ended
	December 31,
	2017	2016

Basic & diluted weighted average common shares outstanding	243,500,696	235,807,509